OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Receivables [Abstract]
SCHEDULE OF OTHER RECEIVABLES DEPOSITS AND PREPAYMENTS

	March 31, 2026	June 30, 2025

Deposits	$6,921	$6,781
Other receivables	37,482	41,976
	$44,403	$48,757
Less: impairment on other receivables	(34,728)	(33,110)
Other receivables and deposits, net	$9,675	$15,647
Prepayments	85,154	46,605
Prepaid share based compensation - nonemployees (current portion)	140,604	455,291
	$235,433	$517,543

Prepaid share based compensation - nonemployees (non-current portion)	$187,829	$126,047

Other receivables, deposits and prepayments as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024 (revised)

Deposits	6,781	4,775
Other receivables	41,976	31,929
	48,757	36,704
Less: impairment on other receivables	(33,110)	(29,842)
Other receivables and deposits, net	15,647	6,862
Prepayments	46,605	26,507
Prepaid share based compensation – nonemployees (current portion)	455,291	135,144
	$517,543	$168,513

Prepaid share based compensation – nonemployees (non-current portion)	$126,047	$65,522